CASH AND BANK BALANCES INCLUDING RESTRICTED CASH.	12 Months Ended
Dec. 31, 2023
Disclosure of cash and cash equivalents [Abstract]
CASH AND BANK BALANCES INCLUDING RESTRICTED CASH
6	CASH AND BANK BALANCES INCLUDING RESTRICTED CASH

	2023	2022
	US$’000	US$’000

Restricted cash, current portion	4,102	5,667
Cash on hand	376	494
Cash at bank	54,853	46,067
Cash and bank balances	59,331	52,228

Less:
Restricted cash, current portion	(4,102)	(5,667)
Cash and cash equivalents in the statements of cash flows	55,229	46,561

Restricted cash
Classified as:
Current	4,102	5,667
Non-current	4,560	4,342
	8,662	10,009

The current portion of the restricted cash represents amounts placed
in retention accounts that can only be used to fund loan repayments or interest payments and cash held on behalf of ship owners. In the ordinary course of the technical and commercial management business, the Group receives and holds cash deposited by shipowners. The cash is maintained in one or more segregated bank accounts. The Group has recognised the corresponding receivables/payables to shipowners’ customers/suppliers.

The non-current portion of restricted cash represents debt reserves security deposit required due to the conditions of certain banking facilities and these deposits are not available to finance the Group’s day to day operations.

Accounting policy

Cash and cash equivalents in the statement of cash flows comprise cash on hand and demand deposits that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.